Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2017
Off-balance sheet commitments (Tables) [Abstract]
Total risk represented by off-balance sheet commitments

The table below summarizes the total risk represented by off-balance sheet commitments:

	R$ thousand
	On December 31
	2017	2016
Commitments to extend credit (1)	203,927,816	237,019,535
Financial guarantees (2)	78,867,348	78,949,483
Letters of credit for imports	294,229	329,015
Total	283,089,393	316,298,033

(1)     Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2)     Refers to guarantees mostly provided for Corporate customers.